Revenue Recognition - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue Recognition [Abstract]
Balance	$ 462	$ 1,297
New performance obligations	198	1,093
Revenue recognized	(540)
Balance	120	462
Less non-current portion		(2)
Current portion	$ 120	$ 460